UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                  (Zip code)

Capitol Services, Inc.
615 S. Dupont Hwy.
Dover, DE 19901
(Name and address of agent for service)

With a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace
Suite 119
Leawood, KS 66224

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:   5/31

Date of reporting period:  2/29/12

Item 1. Schedule of Investments.

LS Opportunity Fund
Schedule of Investments
February 29, 2012
(Unaudited)

Common Stocks - Long - Domestic - 70.69%	Shares	Fair Value

Consumer Discretionary - 23.27%
Charter Communications, Inc. - Class A (a)	17,099	$ 1,084,248
General Motors Co. (a)	13,644	355,017
Liberty Global, Inc. - Class A (a) (b)	7,058	354,170
Liberty Interactive Corp. - Class A (a)	42,475	796,831
Liberty Media Corp - Liberty Capital - Class A (a) (b)	43,508	3,910,934
Live Nation Entertainment, Inc. (a)	6,943	64,709
Lowe's Companies, Inc. (b)	34,242	971,788
NIKE, Inc. - Class B (b)	7,257	783,175
Sally Beauty Holdings, Inc. (a)	29,151	693,794
TripAdvisor, Inc. (a)	11,122	358,462
TRW Automotive Holdings Corp. (a)	17,116	782,886
Whirlpool Corp.	14,573	1,101,282
		11,257,296

Consumer Staples - 2.34%
Mead Johnson Nutrition Company	14,573	1,133,051

Energy - 8.43%
Anadarko Petroleum Corp. (b)	19,776	1,663,557
Atwood Oceanics, Inc. (a)	11,478	545,894
Cobalt International Energy, Inc. (a)	11,122	334,327
EQT Corp.	9,775	518,270
Halliburton Company	14,561	532,787
Valero Energy Corp.	3,662	89,682
WPX Energy, Inc. (a)	21,654	393,237
		4,077,754

Financials - 9.83%
Capital One Financial Corp.	18,270	924,462
Citigroup, Inc.	21,466	715,247
CME Group, Inc.	2,419	700,276
MetLife, Inc.	7,421	286,080
MGIC Investment Corp. (a)	15,390	69,409
Ocwen Financial Corp. (a)	64,207	1,034,375
SunTrust Banks, Inc.	44,551	1,022,891
		4,752,740

Health Care - 11.97%
Celgene Corp. (a) (b)	10,350	758,914
DaVita, Inc. (a) (b)	21,547	1,864,893
Edwards Lifesciences Corp. (a)	3,988	291,642
HCA Holdings, Inc.	19,539	521,105
HeartWare International, Inc. (a)	6,186	453,186
Hospira, Inc. (a)	10,963	390,502
Life Technologies Corp. (a)	10,907	516,010
Medivation, Inc. (a)	6,588	431,580
NuVasive, Inc. (a)	25,527	400,519
Sagent Pharmaceuticals, Inc. (a)	1,052	22,818
Thoratec Corp. (a)	2,952	101,844
Threshold Pharmaceuticals, Inc. (a)	7,325	38,017
		5,791,030

Industrials - 4.93%
Hexcel Corp. (a)	20,015	505,779
Honeywell International, Inc. (b)	16,051	956,158
Spirit Aerosystems Holdings, Inc. - Class A (a)	38,527	923,107
		2,385,044

Information Technology - 8.82%
Apple, Inc. (a)	1,484	804,981
Google, Inc. - Class A (a)	714	441,430
NetApp, Inc. (a)	7,308	314,244
NetSuite, Inc. (a)	9,268	442,084
QUALCOMM, Inc.	18,204	1,131,925
Tangoe, Inc. (a)	7,308	136,952
Western Digital Corp. (a)	25,379	996,126
		4,267,742

Materials - 1.10%
Mosaic Company / The	9,165	529,279

TOTAL COMMON STOCKS - LONG - DOMESTIC (Cost $29,982,048)		34,193,936

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Schedule of Investments - continued
February 29, 2012
(Unaudited)

Common Stocks - Long - International - 8.83%	Shares	Fair Value

Consumer Discretionary - 1.76%
Arcos Dorados Holdings, Inc. - Class A	11,487	$241,457
Delphi Automotive PLC (a)	7,273	232,736
Imax Corp. (a)	852	21,743
Michael Kors Holdings Ltd. (a)	6,530	282,422
Orient-Express Hotels Ltd. - Class A (a)	7,414	73,324
		851,682

Energy - 3.91%
Cameco Corp.	18,708	459,468
Golar LNG Ltd.	16,136	685,296
Ocean Rig UDW, Inc. (a)	8,214	142,924
Seadrill Ltd.	14,287	601,054
		1,888,742

Financials - 0.32%
Home Loan Servicing Solutions Ltd. (a)	11,491	155,818

Health Care - 2.54%
Novo Nordisk A/S (b) (c)	8,756	1,228,729

Industrials - 0.14%
Chicago Bridge & Iron Company N.V. (d)	1,421	66,105

Materials - 0.16%
Pretium Resources, Inc. (a)	4,335	78,122

TOTAL COMMON STOCKS - LONG - INTERNATIONAL (Cost $3,513,429)		4,269,198

TOTAL COMMON STOCKS - LONG - DOMESTIC & INTERNATIONAL (Cost $33,495,477)		38,463,134

Master Limited Partnerships - 5.60%
Och-Ziff Capital Management Group - Class A	60,485	570,373
Williams Partners, L.P. (b)	34,379	2,138,718

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,345,674)		2,709,091

Investment Companies - 1.18%
SPDR Gold Trust (a) (b)	3,463	568,936

TOTAL INVESTMENT COMPANIES (Cost $501,953)		568,936

TOTAL INVESTMENTS - LONG - (Cost $36,343,104) - 86.30%		41,741,161

TOTAL INVESTMENTS - SHORT (Proceeds Received $11,077,761) - (23.89%)		(11,557,292)

Cash & other assets less liabilities - 37.59%		18,185,328

TOTAL NET ASSETS - 100%		$48,369,197

(a) Non-income producing
(b) All or a portion of this security is held as collateral for securities sold short.
(c) American Depositary Receipt
(d) New York Registered

Tax Related
Unrealized appreciation		5,645,280
Unrealized depreciation		(805,636)
Net unrealized appreciation (depreciation)		4,839,644

Aggregate cost of securities for income tax purposes		25,344,225

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Schedule of Securities Sold Short
February 29, 2012
(Unaudited)

Securities Sold Short - Domestic - (14.19%)	Shares	Fair Value

Consumer Discretionary - (3.15%)
Apollo Group, Inc. - Class A	(4,752)	$(202,625)
Blue Nile, Inc.	(1,894)	(67,521)
Brinker International, Inc.	(3,847)	(106,139)
Buckle, Inc. / The	(2,381)	(106,955)
Carnival Corp.	(2,355)	(71,333)
Children's Place Retail Stores, Inc. / The	(3,146)	(159,659)
GameStop Corp. - Class A	(1,855)	(42,257)
Goodyear Tire & Rubber Company / The	(2,869)	(36,895)
Home Depot, Inc. / The	(3,230)	(153,651)
Kohl's Corp.	(3,509)	(174,327)
Lear Corp.	(970)	(43,854)
Shutterfly, Inc.	(2,209)	(60,438)
Strayer Education, Inc.	(2,923)	(300,762)
		(1,526,416)

Consumer Staples - (0.96%)
Estee Lauder Companies, Inc. / The - Class A	(5,797)	(339,356)
Walgreen Company	(3,712)	(123,090)
		(462,446)

Energy - (1.02%)
Baker Hughes, Inc.	(3,091)	(155,415)
Diamond Offshore Drilling, Inc.	(1,836)	(125,711)
Helmerich & Payne, Inc.	(1,513)	(92,747)
Newfield Exploration Company	(3,300)	(118,800)
		(492,673)

Financials - (0.98%)
Apartment Investment & Management Company - Class A (a)	(927)	(23,027)
Comerica, Inc.	(8,091)	(240,222)
Discover Financial Services	(7,059)	(211,841)
		(475,090)

Health Care - (2.85%)
Achillion Pharmaceuticals, Inc.	(7,749)	(81,364)
Eli Lilly & Company	(6,303)	(247,330)
Magellan Health Services, Inc.	(3,938)	(186,110)
Quest Diagnostics, Inc.	(3,870)	(224,654)
STERIS Corp.	(6,349)	(199,232)
WellPoint, Inc.	(6,682)	(438,540)
		(1,377,230)

Industrials - (1.58%)
Alliant Techsystems, Inc.	(3,772)	(226,320)
Corporate Executive Board Company / The	(2,326)	(96,389)
Emerson Electric Co.	(2,851)	(143,434)
FTI Consulting, Inc.	(833)	(33,378)
Huntington Ingalls Industries, Inc.	(2,038)	(73,123)
Stericycle, Inc.	(1,673)	(145,166)
United Stationers, Inc.	(1,540)	(44,722)
		(762,532)

Information Technology - (2.10%)
Corning, Inc.	(7,632)	(99,521)
Electronic Arts, Inc.	(15,800)	(258,014)
Hewlett-Packard Company	(7,876)	(199,342)
LogMeIn, Inc.	(40)	(1,474)
MEMC Electronic Materials, Inc.	(11,814)	(46,429)
NVIDIA Corp.	(1,965)	(29,770)
SanDisk Corp.	(7,710)	(381,337)
		(1,015,887)

Materials - (0.79%)
Ecolab, Inc.	(3,938)	(236,280)
MeadWestvaco Corp.	(4,819)	(145,919)
		(382,199)

Telecommunication Services - (0.44%)
AT&T, Inc.	(5,335)	(163,198)
NII Holdings, Inc.	(2,783)	(49,760)
		(212,958)

Utilities - (0.32%)
Great Plains Energy, Inc.	(7,796)	(154,205)

TOTAL SECURITIES SOLD SHORT - DOMESTIC (Proceeds Received $6,788,548)		(6,861,636)

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Schedule of Securities Sold Short - continued
February 29, 2012
(Unaudited)

Securities Sold Short - International - (1.06%)	Shares	Fair Value

Industrials - (0.28%)
Sensata Technologies Holding N.V.	(4,316)	$(139,838)

Materials - (0.58%)
Vale SA (b)	(11,166)	(280,713)

Utilities - (0.20%)
Veolia Environment (b)	(7,903)	(95,863)

TOTAL SECURITIES SOLD SHORT - INTERNATIONAL (Proceeds Received $524,733)		(516,414)

TOTAL SECURITIES SOLD SHORT - DOMESTIC & INTERNATIONAL (Proceeds Received $7,313,281)		(7,378,050)

Investment Companies - (8.64%)
iShares Barclays 20+ Year Treasury Bond Fund	(4,101)	(481,580)
Powershares QQQ Trust, Series 1	(13,955)	(898,842)
SPDR Dow Jones Industrial Average ETF Trust	(7,137)	(922,743)
SPDR S&P 500 ETF Trust	(13,707)	(1,876,077)

TOTAL INVESTMENT COMPANIES (Proceeds Received - $3,764,480)		(4,179,242)

TOTAL SECURITIES SOLD SHORT - DOMESTIC, INTERNATIONAL, &
INVESTMENT COMPANIES (PROCEEDS RECEIVED $11,077,761) - (23.89%)		$(11,557,292)

(a) Real Estate Investment Trust
(b) American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Related Notes to the Schedule of Investments
February 29, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Distributions from Limited Partnerships are recognized on the ex-date.  Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short Sales - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security.  The Fund may engage in short sales with respect to various types of securities, including ETFs.  A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale.  The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own.  Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.  The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended.  The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner.  The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales.  As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity.  In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions.  These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.  Dividend expenses on securities sold short are not covered under the Advisor’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by a fund entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

LS Opportunity Fund
Related Notes to the Schedule of Investments - continued
February 29, 2012
(Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, investment companies, and limited partnerships are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities that are valued using market quotations in an active market will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each

LS Opportunity Fund
Related Notes to the Schedule of Investments - continued
February 29, 2012
(Unaudited)

individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2012:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$38,463,134	$-	$-	$38,463,134

Master Limited Partnerships	2,709,091	-	-	2,709,091

Investment Companies	568,936	-	-	568,936

Total	$41,741,161	$-	$-	$41,741,161

*Refer to the Schedule of Investments for industry classifications.

		Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$(7,378,050)	$-	$-	$(7,378,050)

Investment Companies	(4,179,242)	-	-	(4,179,242)

Total	$(11,557,292)	$-	$-	$(11,557,292)

*Refer to the Schedule of Securities Sold Short for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between levels as of February 29, 2012.

Longview Global Allocation Fund
Schedule of Investments
February 29, 2012
(Unaudited)

	Shares	Fair Value
Exchange-Traded Funds - 85.97%
Health Care Select Sector SPDR Fund	89,107	$3,223,891
Industrial Select Sector SPDR Fund	87,419	3,252,861
Materials Select Sector SPDR Fund	85,796	3,176,168
PowerShares QQQ Trust, Series 1	93,342	6,012,158
ProShares Ultra VIX Short-Term Futures ETF (a)	211,310	1,170,657
SPDR Dow Jones Industrial Average ETF Trust	45,366	5,865,370
Vanguard MSCI Emerging Markets ETF	127,238	5,678,632

TOTAL EXCHANGE-TRADED FUNDS (Cost $27,414,776)		28,379,737

Exchange-Traded Notes - 8.29%
VelocityShares Daily Inverse VIX Short-Term ETN (a)	305,335	2,735,802

TOTAL EXCHANGE-TRADED NOTES (Cost $1,986,728)		2,735,802

Money Market Securities - 2.61%
Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.25% (b)	859,746	859,746

TOTAL MONEY MARKET SECURITIES (Cost $859,746)		859,746

TOTAL INVESTMENTS (Cost $30,261,250) - 96.87%		$31,975,285

Other assets in excess of liabilities - 3.13%		1,034,249

TOTAL NET ASSETS - 100.00%		$33,009,534

(a) Non-income producing.
(b) Rate disclosed is the seven day yield as of February 29, 2012.

Tax Related
Unrealized appreciation		$2,699,263
Unrealized depreciation		-
Net unrealized appreciation		$2,699,263

Aggregate cost of securities for income tax purposes		$29,276,022

See accompanying notes which are an integral part of these financial statements.

Longview Global Allocation Fund
Related Notes to the Schedule of Investments
February 29, 2012
(Unaudited)

Security Transactions and Related Income – The Longview Global Allocation Fund (the “Fund”) follows industry practice and records security transactions on the trade date.  The first in, first out (“FIFO”) method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investment.  These inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds and exchange-traded notes, are generally valued by using market quotations, but may be valued on the basis of the prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustee (the “Board”).  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

Longview Global Allocation Fund
Related Notes to the Schedule of Investments
February 29, 2012
(Unaudited)

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.   These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Longview Global Allocation Fund’s investments as of February 29, 2012:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange - Traded Funds	$28,379,737	$-	$-	$28,379,737

Exchange - Traded Notes	2,735,802	-	-	2,735,802

Money Market Securities	859,746	-	-	859,746

Total	$31,975,285	$-	$-	$31,975,285

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period.  There were no significant transfers between any levels for the period ended February 29, 2012.

Cloud Capital Funds
Cloud Capital Strategic Large Cap Fund
Schedule of Investments (Unaudited)
February 29, 2012
Shares		Value
Common Stocks — 92.3%
Consumer Discretionary — 10.1%
992	Abercrombie & Fitch Co., Class A	$45,435
243	Amazon.com, Inc. *	43,579
854	Apollo Group, Inc. *	36,401
1,336	AutoNation, Inc. *	45,529
136	AutoZone, Inc. *	50,977
750	Bed Bath & Beyond, Inc. *	44,823
1,876	Best Buy Co., Inc.	46,340
1,196	Big Lots, Inc. *	52,457
3,351	Cablevision Systems Corp.	47,689
1,420	CarMax, Inc. *	43,574
1,497	Carnival Corp.	45,348
1,664	CBS Corp., Class B	49,752
132	Chipotle Mexican Grill, Inc. *	51,360
725	Coach, Inc.	54,248
1,832	Comcast Corp., Class A	53,811
3,376	D.R. Horton, Inc.	48,411
1,028	Darden Restaurants, Inc.	52,428
1,145	DeVry, Inc.	40,669
1,098	DIRECTV, Class A *	50,857
1,062	Discovery Communications, Inc.,	49,535
	Class A *
550	Dollar Tree, Inc. *	48,649
1,514	Expedia, Inc.	51,535
859	Family Dollar Stores, Inc.	46,364
3,723	Ford Motor Co.	46,091
1,910	GameStop Corp., Class A	43,501
3,095	Gannett Co., Inc.	45,928
2,504	Gap, Inc./The	58,497
723	Genuine Parts Co.	45,294
3,403	Goodyear Tire & Rubber Co./The *	43,759
2,894	H & R Block, Inc.	47,172
1,107	Harley-Davidson, Inc.	51,585
1,066	Harman International Industries, Inc.	52,388
1,430	Hasbro, Inc.	50,524
1,047	Home Depot, Inc.	49,816
2,754	International Game Technology	41,360
4,382	Interpublic Group of Cos., Inc./The	51,359
1,339	JC Penney Co., Inc.	53,021
1,418	Johnson Controls, Inc.	46,261
961	Kohl's Corp.	47,722
1,993	Leggett & Platt, Inc.	45,097
2,047	Lennar Corp., Class A	47,859
2,264	Limited Brands, Inc.	105,367
1,729	Lowes Cos., Inc.	49,068
1,307	Macy's, Inc.	49,620
1,346	Marriott International, Inc.,	47,500
	Class A
1,644	Mattel, Inc.	53,335
464	McDonald's Corp.	46,051
1,020	McGraw-Hill Cos., Inc./The	47,480
1,472	Meredith Corp.	48,438
450	Netflix, Inc. *	49,875
2,683	Newell Rubbermaid, Inc.	49,104
2,406	News Corp., Class A	47,802
462	NIKE, Inc., Class B	49,875
935	Nordstrom, Inc.	50,122
975	Omnicom Group, Inc.	48,180
1	Orchard Supply Hardware Stores Corp. *	26
549	O'Reilly Automotive, Inc. *	47,518
90	Priceline.com, Inc. *	56,308
5,779	Pulte Group, Inc. *	50,970
1	RadioShack Corp.	5
319	Ralph Lauren Corp.	55,356
918	Ross Stores, Inc.	48,976
1,030	Scripps Networks Interactive, Inc., Class A	46,536

1,110	Sears Holdings Corp. *	77,318
2,971	Staples, Inc.	43,558
984	Starbucks Corp.	47,795
880	Starwood Hotels & Resorts Worldwide, Inc.	47,436
928	Target Corp.	52,596
751	Tiffany & Co.	48,827
686	Time Warner Cable, Inc., Class A	54,420
1,248	Time Warner, Inc.	46,437
1,402	TJX Cos., Inc./The	51,324
1,523	TripAdvisor, Inc. *	49,102
1,794	Urban Outfitters, Inc. *	50,919
351	VF Corp.	51,318
971	Viacom, Inc., Class B	46,230
1,203	Walt Disney Co./The	50,520
122	Washington Post Co./The, Class B	47,986
830	Whirlpool Corp.	62,715
1,172	Wyndham Worldwide Corp.	51,542
398	Wynn Resorts Ltd.	47,230
753	Yum! Brands, Inc.	49,874
		3,991,664
Consumer Staples — 10.5%
3,280	Altria Group, Inc.	98,733
3,202	Archer-Daniels-Midland Co.	99,890
5,202	Avon Products, Inc.	97,223
1,803	Beam, Inc.	99,313
1,160	Brown-Forman Corp., Class B	94,676
2,930	Campbell Soup Co.	97,614
1,351	Clorox Co./The	91,314
1,390	Coca-Cola Co./The	97,103
3,525	Coca-Cola Enterprises, Inc.	101,869
1,045	Colgate-Palmolive Co.	97,394
3,450	ConAgra Foods, Inc.	90,556
4,500	Constellation Brands, Inc.,	98,279
	Class A *
1,152	Costco Wholesale Corp.	99,180
2,181	CVS Caremark Corp.	98,346
8,568	Dean Foods Co. *	105,047
2,520	Dr. Pepper Snapple Group, Inc.	95,884
1,634	Estee Lauder Cos., Inc./The, Class A	95,681
2,309	General Mills, Inc.	88,471
1,760	H.J. Heinz Co.	92,766
2,532	Hershey Co./The	153,719
3,222	Hormel Foods Corp.	91,732
1,157	JM Smucker Co./The	87,137
1,829	Kellogg Co.	95,742
1,264	Kimberly-Clark Corp.	92,152
2,418	Kraft Foods, Inc., Class A	92,062
3,907	Kroger Co./The	92,939
841	Lorillard, Inc.	110,279
1,806	McCormick & Co., Inc.	91,124
1,281	Mead Johnson Nutrition Co.	99,630
2,149	Molson Coors Brewing Co., Class B	94,439
1,430	PepsiCo, Inc.	89,976
1,266	Philip Morris International, Inc.	105,746
2,441	Procter & Gamble Co.	164,827
2,324	Reynolds American, Inc.	97,458
4,323	Safeway, Inc.	92,728
4,836	Sara Lee Corp.	97,926
13,420	SUPERVALU, Inc.	87,633
3,150	Sysco Corp.	92,680
4,790	Tyson Foods, Inc., Class A	90,580
2,775	Walgreen Co.	92,005
1,552	Wal-Mart Stores, Inc.	91,667
1,224	Whole Foods Market, Inc.	98,794
		4,142,314
Energy — 9.9%
4,265	Alpha Natural Resources, Inc. *	79,151
1,063	Anadarko Petroleum Corp.	89,389
877	Apache Corp.	94,688
1,720	Baker Hughes, Inc.	86,490
2,639	Cabot Oil & Gas Corp.	92,038
1,566	Cameron International Corp. *	87,268
4,042	Chesapeake Energy Corp.	101,052
802	Chevron Corp.	87,483
1,198	ConocoPhillips	91,706
2,526	Consol Energy, Inc.	90,496
4,746	Denbury Resources, Inc. *	94,489
1,327	Devon Energy Corp.	97,263
1,377	Diamond Offshore Drilling, Inc.	94,306
3,160	El Paso Corp.	87,871
806	EOG Resources, Inc.	91,807
1,783	EQT Corp.	94,540
978	Exxon Mobil Corp.	84,595
1,591	FMC Technologies, Inc. *	80,231
2,324	Halliburton Co.	85,053
1,394	Helmerich & Payne, Inc.	85,466
1,405	Hess Corp.	91,215
2,673	Marathon Oil Corp.	90,599
2,378	Marathon Petroleum Corp.	98,806
1,400	Murphy Oil Corp.	89,527
4,980	Nabors Industries Ltd. *	108,460
1,133	National Oilwell Varco, Inc.	93,528
2,166	Newfield Exploration Co. *	77,978
2,499	Noble Corp. *	100,423
871	Noble Energy, Inc.	85,006
856	Occidental Petroleum Corp.	89,379
2,257	Peabody Energy Corp.	78,724
846	Pioneer Natural Resources Co.	92,703
3,106	QEP Resources, Inc.	106,043
1,573	Range Resources Corp.	100,191
2,443	Rowan Cos., Inc. *	90,064
1,182	Schlumberger Ltd.	91,762
2,883	Southwestern Energy Co. *	95,313
2,728	Spectra Energy Corp.	85,590
2,298	Sunoco, Inc.	88,754
3,549	Tesoro Corp. *	94,158
3,703	Valero Energy Corp.	90,680
2,975	Williams Cos., Inc./The	88,888
5,611	WPX Energy, Inc. *	101,904
		3,925,077
Financials — 8.2%
685	ACE Ltd.	49,139
1,022	Aflac, Inc.	48,281
1,622	Allstate Corp./The	50,986
945	American Express Co.	49,969
1,860	American International Group, Inc. *	54,336

893	Ameriprise Financial, Inc.	49,776
998	AON Corp.	46,723
1,218	Assurant, Inc.	51,719
6,671	Bank of America Corp.	53,168
—	Bank of Montreal (a)	22
2,301	Bank of New York Mellon Corp./The	50,865
1,761	BB&T Corp.	51,498
598	Berkshire Hathaway, Inc., Class B *	46,931
247	BlackRock, Inc.	49,137
970	Capital One Financial Corp.	49,104
2,725	CBRE Group, Inc. *	49,943
3,792	Charles Schwab Corp./The	52,638
675	Chubb Corp./The	45,847
1,477	Cincinnati Financial Corp.	51,943
1,601	Citigroup, Inc.	53,347
197	CME Group, Inc.	57,157
1,655	Comerica, Inc.	49,140
1,752	Discover Financial Services	52,572
4,962	E*Trade Financial Corp. *	47,784
2,603	Federated Investors, Inc., Class B	53,333
3,498	Fifth Third Bancorp	47,607
5,379	First Horizon National Corp.	50,562
467	Franklin Resources, Inc.	55,027
5,729	Genworth Financial, Inc., Class A *	52,074
445	Goldman Sachs Group, Inc./The	51,247
2,555	Hartford Financial Services Group, Inc./The	52,916
6,893	Hudson City Bancorp, Inc.	47,215
402	IntercontinentalExchange, Inc. *	55,436
2,131	Invesco Ltd.	52,789
—	Janus Capital Group, Inc. (a)	2
1,288	JPMorgan Chase & Co.	50,547
5,758	KeyCorp	46,637
1,705	Legg Mason, Inc.	46,708
1,739	Leucadia National Corp.	49,535
2,147	Lincoln National Corp.	53,342
1,231	Loews Corp.	48,165
583	M&T Bank Corp.	47,549
1,517	Marsh & McLennan Cos., Inc.	47,331
1,319	MetLife, Inc.	50,855
1,307	Moody's Corp.	50,483
2,598	Morgan Stanley	48,176
1,878	NASDAQ OMX Group, Inc./The *	49,467
1,129	Northern Trust Corp.	50,124
1,751	NYSE Euronext	52,120
3,574	People's United Financial, Inc.	45,000
803	PNC Financial Services Group, Inc.	47,784
1,780	Principal Financial Group, Inc.	49,232
2,347	Progressive Corp./The	50,277
832	Prudential Financial, Inc.	50,877
9,671	Regions Financial Corp.	55,704
3,214	SLM Corp.	50,649
1,166	State Street Corp.	49,222
2,352	SunTrust Banks, Inc.	53,992
792	T. Rowe Price Group, Inc.	48,771
1,058	Torchmark Corp.	51,229
790	Travelers Cos., Inc./The	45,783
1,669	U.S. Bancorp	49,056
2,083	Unum Group	48,016
1,570	Wells Fargo & Co.	49,111
2,271	Weyerhaeuser Co.	47,446
2,379	XL Group PLC	49,474
2,530	Zions Bancorp.	48,067
		3,260,962
Health Care — 10.2%
1,358	Abbott Laboratories	76,895
1,696	Aetna, Inc.	79,304
1,765	Agilent Technologies, Inc.	76,981
855	Allergan, Inc.	76,556
1,903	AmerisourceBergen Corp.	71,090
1,082	Amgen, Inc.	73,528
1,404	Baxter International, Inc.	81,596
958	Becton, Dickinson & Co.	72,982
641	Biogen Idec, Inc. *	74,672
12,672	Boston Scientific Corp. *	78,822
2,293	Bristol-Myers Squibb Co.	73,770
843	C.R. Bard, Inc.	78,917
1,764	Cardinal Health, Inc.	73,277
3,230	CareFusion Corp. *	83,367
1,038	Celgene Corp. *	76,128
1,212	Cerner Corp. *	89,474
1,598	CIGNA Corp.	70,473
2,437	Coventry Health Care, Inc.	79,678
1,557	Covidien PLC	81,329
940	DaVita, Inc. *	81,338
1,956	DENTSPLY International, Inc.	75,647
955	Edwards LifeSciences Corp. *	69,818
1,844	Eli Lilly & Co.	72,348
1,450	Express Scripts, Inc. *	77,342
2,302	Forest Laboratories, Inc. *	74,867
1,585	Gilead Sciences, Inc. *	72,117
2,157	Hospira, Inc. *	76,817
783	Humana, Inc.	68,221
159	Intuitive Surgical, Inc. *	81,155
1,140	Johnson & Johnson	74,221
842	Laboratory Corp of America Holdings *	75,647

1,572	Life Technologies Corp. *	74,375
988	McKesson Corp.	82,504
1,194	Medco Health Solutions, Inc. *	80,724
1,891	Medtronic, Inc.	72,094
1,889	Merck & Co., Inc.	72,119
3,385	Mylan, Inc. *	79,341
2,392	Patterson Cos., Inc.	76,345
3,139	PerkinElmer, Inc.	84,751
742	Perrigo Co.	76,447
3,403	Pfizer, Inc.	71,805
1,291	Quest Diagnostics, Inc.	74,927
1,928	St. Jude Medical, Inc.	81,196
1,409	Stryker Corp.	75,602
14,117	Tenet Healthcare Corp. *	79,759
1,443	Thermo Fisher Scientific, Inc.	81,721
1,424	UnitedHealth Group, Inc.	79,380
1,033	Varian Medical Systems, Inc. *	67,421
948	Waters Corp. *	84,969
2,242	Watson Pharmaceutical, Inc. *	130,778
1,032	WellPoint, Inc.	67,719
1,320	Zimmer Holdings, Inc.	80,197
		4,042,551
Industrials — 10.4%
745	3M Co.	65,255
2,188	Avery Dennison Corp.	66,739
847	Boeing Co./The	63,462
620	BorgWarner, Inc. *	51,341
620	Caterpillar, Inc.	70,777
937	CH Robinson Worldwide, Inc.	61,987
1,686	Cintas Corp.	65,014
1,078	Cooper Industries PLC	65,991
2,758	CSX Corp.	57,948
613	Cummins, Inc.	73,881
1,239	Danaher Corp.	65,451
748	Deere & Co.	62,009
1,055	Dover Corp.	67,510
789	Dun & Bradstreet Corp.	65,196
1,286	Eaton Corp.	67,121
1,291	Emerson Electric Co.	64,958
1,609	Equifax, Inc.	67,627
1,444	Expeditors International of Washington, Inc.	62,980
1,408	Fastenal Co.	74,179
686	FedEx Corp.	61,767
590	Flowserve Corp.	69,951
1,124	Fluor Corp.	68,003
888	General Dynamics Corp.	64,995
3,352	General Electric Co.	63,860
513	Goodrich Corp.	64,674
1,089	Honeywell International, Inc.	64,867
1,247	Illinois Tool Works, Inc.	69,436
1,871	Ingersoll-Rand PLC	74,602
1,990	Iron Mountain, Inc.	61,793
—	ITT Corp. (a)	5
1,393	Jacobs Engineering Group, Inc. *	64,369
749	Joy Global, Inc.	65,121
903	L-3 Communications Holdings, Inc.	63,411
768	Lockheed Martin Corp.	67,930
4,945	Masco Corp.	58,744
822	Norfolk Southern Corp.	56,663
1,040	Northrop Grumman Corp.	62,219
1,449	PACCAR, Inc.	66,658
1,055	Pall Corp.	66,934
738	Parker Hannifin Corp.	66,279
3,256	Pitney Bowes, Inc.	59,036
362	Precision Castparts Corp.	60,549
2,947	Quanta Services, Inc. *	61,589
5,350	R.R. Donnelley & Sons Co.	73,933
1,292	Raytheon Co.	65,293
2,295	Republic Services, Inc., Class A	68,462
2,120	Robert Half International, Inc.	60,284
1,044	Rockwell Collins, Inc.	61,906
773	Rockwell International Corp.	61,837
673	Roper Industries, Inc.	61,612
1,121	Ryder System, Inc.	59,691
1,169	Snap-on, Inc.	71,438
6,848	Southwest Airlines Co.	61,492
892	Stanley Black & Decker, Inc.	68,495
761	Stericycle, Inc. *	66,006
2,920	Textron, Inc.	80,318
1,303	Tyco International Ltd.	67,529
562	Union Pacific Corp.	61,945
1,849	United Parcel Service, Inc., Class B	142,188
823	United Technologies Corp.	69,020
316	W.W. Grainger, Inc.	65,651
1,889	Waste Management, Inc.	66,082
2,052	Xylem, Inc.	53,323
		4,109,386
Information Technology — 9.6%
880	Accenture PLC, Class A	52,370
1,616	Adobe Systems, Inc. *	53,135
7,888	Advanced Micro Devices, Inc. *	57,977
1,478	Akamai Technologies, Inc. *	53,201
1,182	Altera Corp.	45,441
876	Amphenol Corp.	49,023
1,215	Analog Devices, Inc.	47,632
340	Apple, Inc.	184,574
3,904	Applied Materials, Inc.	47,787
1,360	Autodesk, Inc. *	51,492
851	Automatic Data Processing, Inc.	46,219
1,434	BMC Software, Inc. *	53,672
1,408	Broadcom Corp., Class A *	52,296
2,162	CA, Inc.	58,451
2,432	Cisco Systems, Inc.	48,344
692	Citrix Systems, Inc. *	51,741
686	Cognizant Technology Solutions Corp., Class A *	48,665
1,846	Computer Sciences Corp.	58,615
—	Compuware Corp. (a) *	4
3,311	Corning, Inc.	43,181
2,920	Dell, Inc. *	50,524
1,527	eBay, Inc. *	54,583
2,741	Electronic Arts, Inc. *	44,762
2,082	EMC Corp. *	57,641
396	F5 Networks, Inc. *	49,459
1,745	Fidelity National Information Services, Inc.	55,379
1,180	First Solar, Inc. *	38,124
771	Fiserv, Inc. *	51,133
1,802	FLIR Systems, Inc.	47,167
187	Google, Inc., Class A *	115,388
1,223	Harris Corp.	53,373
1,774	Hewlett-Packard Co.	44,898
1,888	Intel Corp.	50,747
267	International Business Machines Corp.	52,453
849	Intuit, Inc.	49,120
2,058	Jabil Circuit, Inc.	53,148
3,706	JDS Uniphase Corp. *	48,321
2,071	Juniper Networks, Inc. *	47,126
940	KLA-Tencor Corp.	45,510
1,354	Lexmark International, Inc.,	49,939
	Class A
1,445	Linear Technology Corp.	48,378
6,880	LSI Corp. *	59,170
138	MasterCard, Inc., Class A	57,826
1	MEMC Electronic Materials, Inc. *	3
1,259	Microchip Technology, Inc.	45,419
6,200	Micron Technology, Inc. *	53,013
1,707	Microsoft Corp.	54,168
1,799	Molex, Inc.	48,751
—	Monster Worldwide, Inc. (a) *	1
1,243	Motorola Mobility Holdings, Inc. *	49,348
1,005	Motorola Solutions, Inc.	50,039
1,290	NetApp, Inc. *	55,465
1,017	Novellus Systems, Inc. *	47,258
3,411	NVIDIA Corp. *	51,680
1,696	Oracle Corp.	49,628
1,509	Paychex, Inc.	47,241
1	QLogic Corp. *	15
834	QUALCOMM, Inc.	51,843
1,038	Red Hat, Inc. *	51,349
3,667	SAIC, Inc.	44,811
425	Salesforce.com, Inc. *	60,911
922	SanDisk Corp. *	45,593
2,905	Symantec Corp. *	51,817
1,311	TE Connectivity Ltd.	47,906
—	Tellabs, Inc. (a)	2
910	Teradata Corp. *	60,570
3,010	Teradyne, Inc. *	49,423
1,428	Texas Instruments, Inc.	47,609
2,305	Total System Services, Inc.	50,433
1,338	VeriSign, Inc. *	49,440
471	Visa, Inc., Class A	54,843
1,414	Western Digital Corp. *	55,491
2,558	Western Union Co./The	44,688
5,536	Xerox Corp.	45,561
1,365	Xilinx, Inc.	50,394
2,983	Yahoo!, Inc. *	44,233
		3,786,935
Materials — 10.0%
1,415	Air Products & Chemicals, Inc.	127,699
1,603	Airgas, Inc.	131,979
—	AK Steel Holding Corp. (a)	2
12,721	Alcoa, Inc.	129,375
2,477	Allegheny Technologies, Inc.	108,647
3,409	Ball Corp.	136,647
4,277	Bemis Co. Inc.	134,170
765	CF Industries Holdings, Inc.	142,203
1,802	Cliffs Natural Resources, Inc.	114,398
3,954	Dow Chemical Co./The	132,495
2,630	Du Pont (E.I.) de Nemours & Co.	133,714
2,787	Eastman Chemical Co.	150,848
2,151	Ecolab, Inc.	129,039
1,422	FMC Corp.	140,702
2,920	Freeport-McMoRan Copper & Gold, Inc., Class B	124,288
2,323	International Flavors & Fragrances, Inc.	132,468
4,036	International Paper Co.	141,880
4,108	MeadWestvaco Corp.	124,401
1,637	Monsanto Co.	126,669
2,358	Mosaic Co./The	136,198
2,175	Newmont Mining Corp.	129,201
3,043	Nucor Corp.	132,450
5,530	Owens-Illinois, Inc. *	132,156
1,464	PPG Industries, Inc.	133,583
1,174	Praxair, Inc.	128,011
6,790	Sealed Air Corp.	133,285
1,340	Sherwin-Williams Co./The	138,228
1,953	Sigma-Aldrich Corp.	140,240
1,263	SunCoke Energy, Inc. *	18,102
7,894	Titanium Metals Corp.	115,733
4,531	United States Steel Corp.	123,333
3,111	Vulcan Materials Co.	138,639
		3,960,783
Real Estate Investment Trusts — 1.7%
1,986	Apartment Investment & Management Co., Class A	49,336
369	AvalonBay Communities, Inc.	47,903
478	Boston Properties, Inc.	48,551
851	Equity Residential	48,429
1,156	HCP, Inc.	45,665
871	Health Care REIT, Inc.	47,399
2,998	Host Hotels & Resorts, Inc.	47,316
2,690	Kimco Realty Corp.	49,442
1,196	Plum Creek Timber Co., Inc.	46,821
1,526	ProLogis, Inc.	51,366
351	Public Storage, Inc.	47,064
364	Simon Property Group, Inc.	49,256
849	Ventas, Inc.	47,495
596	Vornado Realty Trust	48,672
		674,715
Telecommunication Services — 1.2%
760	American Tower Corp., Class A *	47,570
1,613	AT&T, Inc.	49,344
1,290	CenturyLink, Inc.	51,942
9,894	Frontier Communications Corp.	45,415
5,425	MetroPCS Communications, Inc. *	55,878
20,687	Sprint Nextel Corp. *	51,096
3,362	Verizon Communications, Inc.	128,118
3,933	Windstream Corp.	47,505
		476,868
Utilities — 10.5%
9,390	AES Corp./The *	127,328
2,910	AGL Resources, Inc.	116,019
3,803	Ameren Corp.	121,962
2,928	American Electric Power Co., Inc.	110,133
6,505	CenterPoint Energy, Inc.	126,782
5,622	CMS Energy Corp.	120,357
3,058	Consolidated Edison, Inc.	177,654
3,328	Constellation Energy Group, Inc.	120,662
2,398	Dominion Resources, Inc., Class A	121,023
2,282	DTE Energy Co.	123,222
5,707	Duke Energy Corp.	119,385
3,059	Edison International	128,073
1,705	Entergy Corp.	113,629
3,046	Exelon Corp.	119,001
2,917	FirstEnergy Corp.	129,200
2,355	Integrys Energy Group, Inc.	122,522
2,049	NextEra Energy, Inc.	121,943
5,307	NiSource, Inc.	127,373
3,593	Northeast Utilities	128,982
7,166	NRG Energy, Inc. *	122,547
2,370	Oneok, Inc.	195,874
6,084	Pepco Holdings, Inc.	118,269
2,929	PG&E Corp.	122,088
2,550	Pinnacle West Capital Corp.	119,907
4,324	PPL Corp.	123,437
2,238	Progress Energy, Inc.	118,812
3,963	Public Service Enterprise Group, Inc.	121,990
2,695	SCANA Corp.	121,291
2,176	Sempra Energy	128,884
2,682	Southern Co./The	118,514
6,597	TECO Energy, Inc.	118,425
3,542	Wisconsin Energy Corp.	120,702
4,561	Xcel Energy, Inc.	120,816
		4,146,806

Total Common Stocks(Cost $33,775,700)		36,518,061
Preferred Stocks — 0.0%
Consumer Discretionary — 0.0%
17	Orchard Supply Hardware Stores Corp., Series A, 0.000% (b)	35

Total Preferred Stocks(Cost $37)		35
Exchange-Traded Funds — 2.1%
10,500	ProShares UltraPro S&P 500 *	813,330

Total Exchange-Traded Funds(Cost $770,981)		813,330
Cash Equivalents — 6.6%
2	FOLIOfn Investment Cash Account, 0.010% (c)	2
2,622,891	FOLIOfn Investment Sweep Account 0.010% (c)	2,622,891
		2,622,893

Total Cash Equivalents(Cost $2,622,893)	2,622,893
Total Investments	39,954,319
(Cost $37,169,611) — 101.0%
Liabilities in Excess of Other Assets — (1.0)%	(390,566)
Net Assets — 100.0%	$39,563,753

(a) Shares round to less than a half of a share.

(b) Zero coupon preferred stock.
(c)Rate disclosed is the seven day yield as of February 29, 2012	.
* Non-income producing security.
PLC — Public Liability Co.

See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds
Cloud Capital Strategic Mid Cap Fund
Schedule of Investments (Unaudited)
February 29, 2012
Shares		Value
Common Stocks — 94.7%
Consumer Discretionary — 10.5%
1,293	Aaron's, Inc.	$36,137
447	Advance Auto Parts, Inc.	38,132
2,068	Aeropostale, Inc. *	37,166
797	AMC Networks, Inc. *	36,156
2,520	American Eagle Outfitters, Inc.	36,634
2,417	American Greetings Corp., Class A	36,249
1,403	ANN, Inc. *	33,506
947	Ascena Retail Group, Inc. *	36,551
796	Bally Technologies, Inc. *	34,182
2,941	Barnes & Noble, Inc. *	39,140
953	Bob Evans Farms, Inc.	35,065
—	Boyd Gaming Corp. (a) *	1
1,228	Brinker International, Inc.	33,889
—	Career Education Corp. (a) *	2
810	Carter's, Inc. *	39,333
1,133	Cheesecake Factory, Inc./The *	33,596
2,859	Chico's FAS, Inc.	42,912
2,306	Collective Brands, Inc. *	41,556
398	Deckers Outdoor Corp. *	29,734
819	Dick's Sporting Goods, Inc.	36,664
3	Dillard's, Inc., Class A	183
390	Dollar Tree, Inc. *	34,549
5	Domino's Pizza, Inc. *	192
1,908	DreamWorks Animation SKG, Inc. *	32,933
1,329	Foot Locker, Inc.	38,764
372	Fossil, Inc. *	45,402
1,084	Gentex Corp.	25,634
1,156	Guess?, Inc.	40,057
1,356	Hanesbrands, Inc. *	38,969
1	Harte-Hanks, Inc.	8
918	HSN Inc	34,122
1,289	International Speedway Corp., Class A	32,433
498	ITT Educational Services, Inc. *	34,195
770	John Wiley & Sons, Inc., Class A	34,958
3,455	KB Home	39,454
1,122	Lamar Advertising Co. *	36,697
718	Life Time Fitness, Inc. *	35,501
1,025	LKQ Corp. *	32,672
1,059	Matthews International Corp.	32,847
1,573	MDC Holdings, Inc.	38,674
1,058	Meredith Corp.	34,801
517	Mohawk Industries, Inc. *	32,865
4,220	New York Times Co./The, Class A *	27,808
44	NVR, Inc. *	30,676
13,205	Office Depot, Inc. *	43,578
221	Panera Bread Co., Class A *	34,145
618	PetSmart, Inc.	34,439
538	Polaris Industries, Inc.	35,526
435	PVH Corp.	36,963
3,173	RadioShack Corp.	22,497
2,109	Regis Corp.	36,508
925	Rent-A-Center, Inc.	32,754
1	Ryland Group, Inc./The	9
3,597	Saks, Inc. *	41,910
1,166	Scholastic Corp.	35,636
2,829	Scientific Games Corp., Class A *	29,730
3,078	Service Corp. International	34,905
731	Signet Jewelers Ltd	34,295
994	Sotheby's	39,103
298	Strayer Education, Inc.	30,675
1,142	Thor Industries, Inc.	37,181
1,455	Toll Brothers, Inc. *	34,140
410	Tractor Supply Co.	35,016
567	Tupperware Brands Corp.	35,517
459	Under Armour, Inc., Class A *	40,932
1,626	Valassis Communications, Inc. *	40,608
621	Warnaco Group, Inc./The *	36,472
6,268	Wendy's Co./The	31,777
966	Williams-Sonoma, Inc.	37,278
1,780	WMS Industries, Inc. *	39,206
		2,281,799
Consumer Staples — 10.5%
3,953	Church & Dwight Co., Inc.	188,692
3,367	Corn Products International, Inc.	193,099
2,353	Energizer Holdings, Inc. *	179,893
9,111	Flowers Foods, Inc.	174,384
3,516	Green Mountain Coffee Roasters, Inc. *	228,412
2,642	Lancaster Colony Corp.	172,184
3,624	Monster Beverage Corp. *	207,264
1,064	Post Holdings, Inc. *	33,122
2,123	Ralcorp Holding, Inc. *	158,383
4,518	Ruddick Corp.	185,048
8,053	Smithfield Foods, Inc. *	188,678
7,601	Tootsie Roll Industries, Inc.	176,727
4,103	Universal Corp.	188,510
		2,274,396
Energy — 10.4%
6,130	Arch Coal, Inc.	83,189
1,921	Atwood Oceanics, Inc. *	91,356
2,897	Bill Barrett Corp. *	84,671
680	CARBO Ceramics, Inc.	62,316
1,412	Cimarex Energy Co.	113,942
6,499	Comstock Resources, Inc. *	104,184
1,584	Dresser-Rand Group, Inc. *	83,173
1,296	Dril-Quip, Inc. *	90,735
1,701	Energen Corp.	90,537
1	Exterran Holdings, Inc. *	11
6,368	Forest Oil Corp. *	82,334
5,309	Helix Energy Solutions Group, Inc. *	102,145

3,113	HollyFrontier Corp.	101,591
3,288	Northern Oil and Gas, Inc. *	77,955
1,778	Oceaneering International, Inc.	96,516
1,057	Oil States International, Inc. *	85,859
1	Overseas Shipholding Group, Inc. *	8
11,209	Patriot Coal Corp. *	81,039
4,600	Patterson-UTI Energy, Inc.	89,337
2,268	Plains Exploration & Production Co. *	99,957

15,931	Quicksilver Resources, Inc. *	88,258
1,122	SM Energy Co.	88,343
1,992	Southern Union Co. *	87,517
3,077	Superior Energy Services, Inc. *	90,281
1,592	Tidewater, Inc.	94,700
1,957	Unit Corp. *	93,090
1,910	World Fuel Services Corp.	79,552
		2,242,596
Financials — 7.3%
277	Affiliated Managers Group, Inc. *	29,498
759	American Financial Group, Inc.	28,439
3,764	Apollo Investment Corp.	26,423
845	Arthur J Gallagher & Co.	28,828
1,047	Aspen Insurance Holdings Ltd.	27,767
2,257	Associated Banc-Corp.	29,881
3,141	Astoria Financial Corp.	27,577
2,451	BancorpSouth, Inc.	29,020
593	Bank of Hawaii Corp.	27,266
1,233	Brown & Brown, Inc.	29,145
1,757	Cathay General Bancorp	28,715
583	City National Corp.	27,396
693	Commerce Bancshares, Inc.	26,750
492	Cullen/Frost Bankers, Inc.	27,767
1,313	East West Bancorp, Inc.	29,038
1,093	Eaton Vance Corp.	31,499
1,555	Equity One, Inc.	29,568
330	Everest Re Group Ltd.	28,978
1,653	Fidelity National Financial, Inc.,	28,529
	Class A
2,046	First American Financial Corp.	31,507
2,977	First Niagara Financial Group, Inc.	28,456
1,747	FirstMerit Corp.	28,037
2,934	Fulton Financial Corp.	28,754
671	Greenhill & Co., Inc.	29,476
811	Hancock Holding Co.	27,530
779	Hanover Insurance Group, Inc.	31,800
995	HCC Insurance Holdings, Inc.	30,401
1,401	International Bancshares Corp.	26,599
3,907	Janus Capital Group, Inc.	34,462
1,767	Jefferies Group, Inc.	29,544
396	Jones Lang LaSalle, Inc.	32,200
923	Kemper Corp.	26,414
632	Mercury General Corp.	27,080
850	MSCI, Inc., Class A *	30,083
2,149	New York Community Bancorp, Inc.	27,963
3,020	Old Republic International Corp.	32,801
666	Prosperity Bancshares, Inc.	29,125
1,128	Protective Life Corp.	31,312
810	Raymond James Financial, Inc.	28,654
505	Reinsurance Group of America, Inc.	29,143
1,497	SEI Investments Co.	29,560
480	Signature Bank *	28,498
730	StanCorp Financial Group, Inc.	29,017
504	SVB Financial Group *	29,902
16,827	Synovus Financial Corp.	35,674
2,437	TCF Financial Corp.	26,273
505	Transatlantic Holdings, Inc.	30,633
1,095	Trustmark Corp.	25,819
2,145	Valley National Bancorp	26,830
1,011	Waddell & Reed Financial, Inc.,	31,907
	Class A
1,840	Washington Federal, Inc.	29,804
1,372	Webster Financial Corp.	30,029
599	Westamerica Bancorp	28,378
808	WR Berkley Corp.	28,874
		1,574,623
Health Care — 10.5%
3,085	Allscripts Healthcare Solutions, Inc. *	59,605
833	AMERIGROUP Corp. *	56,594
586	Bio-Rad Laboratories, Inc.,	59,721
	Class A *
1,025	Catalyst Health Solutions, Inc. *	63,573
1,786	Charles River Laboratories International, Inc. *	62,738
3,419	Community Health Systems, Inc. *	86,288
830	Cooper Cos., Inc./The	65,967
1,268	Covance, Inc. *	60,502
1,575	Endo Pharmaceuticals Holdings, Inc. *	58,402

928	Gen-Probe, Inc. *	63,362
9,656	Health Management Associates, Inc. *	71,260

1,668	Health Net, Inc. *	62,963
854	Henry Schein, Inc. *	63,211
1,921	Hill-Rom Holdings, Inc.	65,242
1,692	HMS Holdings Corp. *	54,509
3,012	Hologic, Inc. *	62,449
686	IDEXX Laboratories, Inc. *	58,849
1	Kindred Healthcare, Inc. *	6
1,605	LifePoint Hospitals, Inc. *	62,538
2,297	Lincare Holdings, Inc.	61,691
2,932	Masimo Corp. *	63,911
1,787	Medicis Pharmaceutical Corp.,	62,427
	Class A
828	Mednax, Inc. *	61,624
339	Mettler-Toledo International, Inc. *	61,116

1,689	Omnicare, Inc.	59,410
10	Orthofix International NV *	392
2,018	Owens & Minor, Inc.	60,463
—	Perrigo Co. (a)	32
732	Regeneron Pharmaceuticals Inc *	76,679
2,225	ResMed, Inc. *	65,191
2,016	STERIS Corp.	63,272
845	Techne Corp.	60,498
977	Teleflex, Inc.	57,930
1,963	Thoratec Corp. *	67,736
1,215	United Therapeutics Corp. *	57,993
1,556	Universal Health Services, Inc.,	69,412
	Class B
2,686	VCA Antech, Inc. *	59,071
1,516	Vertex Pharmaceuticals, Inc. *	58,991
1,007	WellCare Health Plans, Inc. *	68,340
		2,273,958
Industrials — 10.6%
546	Acuity Brands, Inc.	33,978
1,390	AECOM Technology Corp. *	32,461
619	AGCO Corp. *	31,958
427	Alaska Air Group, Inc. *	29,290
700	Alexander & Baldwin, Inc.	32,483
506	Alliant Techsystems, Inc.	30,342
680	AMETEK, Inc.	32,352
742	BE Aerospace, Inc. *	34,029
—	BorgWarner, Inc. (a) *	29
1,137	Brink's Co./The	28,715
648	Carlisle Cos., Inc.	31,618
598	CLARCOR Inc	30,198
505	Clean Harbors, Inc. *	33,945
1,033	Con-way, Inc.	30,530
653	Copart, Inc. *	32,526
848	Corporate Executive Board Co./The	35,160
1,364	Corrections Corp. of America	34,173
621	Crane Co.	30,151
1,369	Deluxe Corp.	33,785
435	Donaldson Co., Inc.	31,953
523	Esterline Technologies Corp. *	33,987
3,170	Exelis, Inc.	33,313
1,760	Fortune Brands Home & Security, Inc. *	34,045
754	FTI Consulting, Inc. *	30,218
403	Gardner Denver, Inc.	27,700
708	GATX Corp.	30,810
1,056	General Cable Corp. *	32,699
729	Graco, Inc.	37,293
1,154	Granite Construction, Inc.	33,011
1,581	Harsco Corp.	35,138
1,560	Herman Miller, Inc.	32,765
1,207	HNI Corp.	30,511
452	Hubbell, Inc., Class B	33,993
928	Huntington Ingalls Industries, Inc. *	33,304

790	IDEX Corp.	33,009
1,430	ITT Corp.	35,670
656	JB Hunt Transport Services, Inc.	33,611
1	JetBlue Airways Corp. *	4
425	Kansas City Southern *	29,593
982	KBR, Inc.	35,663
729	Kennametal, Inc.	33,596
453	Kirby Corp. *	31,110
1,693	Korn/Ferry International *	27,041
644	Landstar System, Inc.	34,792
837	Lennox International, Inc.	32,758
750	Lincoln Electric Holdings, Inc.	34,642
764	Manpower, Inc.	32,914
916	Mine Safety Appliances Co.	33,757
416	MSC Industrial Direct Co., Inc.,	33,032
	Class A
708	Nordson Corp.	38,914
1,270	Oshkosh Corp. *	29,600
846	Pentair, Inc.	32,588
563	Regal-Beloit Corp.	38,006
1,412	Rollins, Inc.	28,611
1,111	Shaw Group, Inc./The *	32,138
470	SPX Corp.	34,394
1,677	Terex Corp. *	42,569
546	Thomas & Betts Corp. *	39,466
680	Timken Co.	35,653
523	Towers Watson & Co.	33,471
979	Trinity Industries, Inc.	34,030
535	Triumph Group, Inc.	34,150
907	United Rentals, Inc. *	37,792
782	URS Corp.	34,118
1,997	UTI Worldwide, Inc.	32,225
315	Valmont Industries, Inc.	34,989
425	Wabtec Corp	31,775
989	Waste Connections, Inc.	32,149
469	Watsco, Inc.	33,464
1,240	Werner Enterprises, Inc.	30,031
736	Woodward, Inc.	32,221
		2,282,009
Information Technology — 10.2%
1,014	ACI Worldwide, Inc. *	38,300
2,282	Acxiom Corp. *	32,035
913	ADTRAN, Inc.	32,180
1,185	Advent Software, Inc. *	30,491
281	Alliance Data Systems Corp. *	34,071
510	ANSYS, Inc. *	32,204
1,934	AOL, Inc. *	34,732
754	Arrow Electronics, Inc. *	30,285
3,186	Atmel Corp. *	32,206
914	Avnet, Inc. *	32,674
1,302	Broadridge Financial Solutions, Inc.	31,688
2,916	Cadence Design Systems, Inc. *	34,325
2,019	Ciena Corp. *	30,124
4,023	Compuware Corp. *	36,250
588	Concur Technologies, Inc. *	34,667
2,370	Convergys Corp. *	30,524
2,247	CoreLogic, Inc. *	34,556
1,210	Cree, Inc. *	36,663
1,649	Cypress Semiconductor Corp. *	28,438
974	Diebold, Inc.	38,107
—	Digital River, Inc. (a) *	3
635	DST Systems, Inc.	33,674
272	Equinix, Inc. *	38,140
339	Factset Research Systems, Inc.	29,657
818	Fair Isaac Corp.	33,096
2,215	Fairchild Semiconductor International, Inc. *	32,320
834	Gartner, Inc. *	33,597
636	Global Payments, Inc.	32,834
804	Informatica Corp. *	39,519
1,646	Ingram Micro, Inc., Class A *	31,497
4,920	Integrated Device Technology, Inc. *	33,999

1,341	International Rectifier Corp. *	30,115
2,717	Intersil Corp., Class A	30,760
793	Itron, Inc. *	35,221
918	Jack Henry & Associates, Inc.	30,966
730	Lam Research Corp. *	30,440
2,064	Lender Processing Services, Inc.	45,497
863	Mantech International Corp.,	28,943
	Class A
6,392	MEMC Electronic Materials, Inc. *	25,121
2,302	Mentor Graphics Corp. *	34,894
608	MICROS Systems, Inc. *	31,593
3,573	Monster Worldwide, Inc. *	24,799
1,156	National Instruments Corp.	30,747
1,778	NCR Corp. *	38,617
857	NeuStar, Inc., Class A *	30,050
1,502	Parametric Technology Corp. *	40,099
842	Plantronics, Inc.	31,390
1,709	Polycom, Inc. *	35,291
1,883	QLogic Corp. *	32,372
1,624	Quest Software, Inc. *	32,510
710	Rackspace Hosting, Inc. *	37,078
6,421	RF Micro Devices, Inc. *	30,629
1,078	Riverbed Technology, Inc. *	30,700
1,041	Rovi Corp. *	36,936
1,152	Semtech Corp. *	33,084
684	Silicon Laboratories, Inc. *	30,636
1,602	Skyworks Solutions, Inc. *	43,217
698	Solera Holdings, Inc.	33,527
1,074	Synopsys, Inc. *	32,723
601	Tech Data Corp. *	32,147
7,430	Tellabs, Inc.	29,421
1,239	TIBCO Software, Inc. *	35,900
688	Trimble Navigation Ltd. *	34,625
1,814	ValueClick, Inc. *	37,737
818	VeriFone Systems Inc *	39,176
2,601	Vishay Intertechnology, Inc. *	31,890
834	Zebra Technologies Corp., Class A *	32,057
		2,203,764
Materials — 10.5%
1,386	Albemarle Corp.	92,215
1,606	AptarGroup, Inc.	84,783
1,368	Ashland, Inc.	86,922
2,399	Cabot Corp.	97,184
1,500	Carpenter Technology Corp.	76,953
6,451	Commercial Metals Co.	85,736
1,150	Compass Minerals International, Inc.	82,893
1,610	Cytec Industries, Inc.	95,710
940	Domtar Corp.	90,102
1,688	Greif, Inc., Class A	86,453
3,276	Intrepid Potash, Inc. *	82,841
8,881	Louisiana-Pacific Corp. *	72,558
1,025	Martin Marietta Materials, Inc.	87,996
1,293	Minerals Technologies, Inc.	83,487
394	NewMarket Corp.	71,876
3,806	Olin Corp.	80,038
3,141	Packaging Corp. of America	93,088
1,455	Reliance Steel & Aluminum Co.	78,162
1,262	Rock-Tenn Co., Class A	88,983
3,388	RPM International, Inc.	80,875
1,762	Scotts Miracle-Gro Co., Class A	82,523
2,086	Sensient Technologies Corp.	77,148
2,064	Silgan Holdings, Inc.	87,766
2,484	Sonoco Products Co.	81,569
5,471	Steel Dynamics, Inc.	81,032
1,974	Valspar Corp.	91,496
4,312	Worthington Industries, Inc.	72,751
		2,273,140
Real Estate Investment Trusts — 3.3%
396	Alexandria Real Estate Equities, Inc.	28,394
683	American Campus Communities, Inc.	28,098
555	BRE Properties, Inc.	26,880
460	Camden Property Trust	28,511
1,225	Corporate Office Properties Trust	30,042
1	Cousins Properties, Inc.	4
2,118	Duke Realty Corp.	29,397
199	Essex Property Trust, Inc.	27,877
305	Federal Realty Investment Trust	29,073
887	Highwoods Properties, Inc.	28,392
501	Home Properties, Inc.	28,844
1,159	Hospitality Properties Trust	28,653
842	Liberty Property Trust	28,554
525	Macerich Co./The	28,338
1,011	Mack-Cali Realty Corp.	28,914
1,060	National Retail Properties, Inc.	28,252
1,363	Omega Healthcare Investors, Inc.	27,772
835	Potlatch Corp.	25,737
590	Rayonier, Inc.	26,275
776	Realty Income Corp.	28,633
693	Regency Centers Corp.	29,657
1,267	Senior Housing Properties Trust	27,117
386	SL Green Realty Corp.	29,390
434	Taubman Centers, Inc.	29,990
1,124	UDR, Inc.	28,116
—	Ventas, Inc. (a)	14
1,200	Weingarten Realty Investors	29,881
		710,805
Telecommunication Services — 0.3%
1,190	Telephone & Data Systems, Inc.	30,065
1,499	TW Telecom, Inc. *	32,372
		62,437
Utilities — 10.6%
1	AGL Resources, Inc.	27
2,846	Alliant Energy Corp.	121,346
5,556	Aqua America, Inc.	123,393
3,748	Atmos Energy Corp.	115,164
3,580	Black Hills Corp.	117,552
3,304	Cleco Corp.	127,152
5,738	Great Plains Energy, Inc.	113,506
4,738	Hawaiian Electric Industries, Inc.	118,688
2,901	IDACORP, Inc.	117,421
5,634	MDU Resources Group, Inc.	122,257
2,437	National Fuel Gas Co.	122,665
2,778	NSTAR	130,296
7,665	NV Energy, Inc.	120,186
2,194	OGE Energy Corp.	115,129
5	Oneok, Inc.	413
6,914	PNM Resources, Inc.	124,322
6,191	Questar Corp.	118,990
4,323	UGI Corp.	122,127
4,212	Vectren Corp.	123,069
4,286	Westar Energy, Inc.	117,962
2,857	WGL Holdings, Inc.	116,643
		2,288,308

Total Common Stocks(Cost $18,565,188)		20,467,835
Exchange-Traded Funds — 0.0%
5	ProShares Ultra MidCap400 Fund *	343

Total Exchange-Traded Funds(Cost $317)		343
Cash Equivalents — 7.6%
1,637,444	FOLIOfn Investment Sweep Account, 0.010% (b)	1,637,444

Total Cash Equivalents(Cost $1,637,444)	1,637,444
Total Investments	22,105,622
(Cost $20,202,949) — 102.3%
Liabilities in Excess of Other Assets — (2.3)%	(499,236)
Net Assets — 100.0%	$21,606,386

(a)	Shares round to less than a half of a share.
(b)	Rate disclosed is the seven day yield as of February 29, 2012.
*	Non-income producing security.

 See accompanying notes which are an integral part of these financial statements.

Cloud Capital Funds
Related Notes to the Schedules of Investments
February 29, 2012
(Unaudited)

Security Transactions and Related Income - The Cloud Capital Funds (“Funds”) follow industry practice and records security transactions on the trade date.  The first in, first out (“FIFO”) method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  The generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Funds own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, preferred stocks, and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when each Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Funds, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

Cloud Capital Funds
Related Notes to the Schedules of Investments
February 29, 2012
(Unaudited)

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Funds are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by each Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in each Funds opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Funds NAV calculation that may affect a security’s value, or the Funds are aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside each Funds approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2012, while the breakdown by category, of common stocks is disclosed in the Schedule of Investments for each Fund.

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Fund Name

Cloud Capital Strategic Large Cap Fund
Common Stocks*	$36,518,061	$-	$-	$36,518,061
Preferred Stocks	35	-	-	35
Exchange-Traded Funds	813,330	-	-	813,330
Cash Equivalents	2,622,893	-	-	2,622,893
Total	39,954,319	-	-	39,954,319
Cloud Capital Strategic Mid Cap Fund
Common Stocks*	20,467,835	-	-	20,467,835
Exchange-Traded Funds	343	-	-	343
Money Market Securities	1,637,444	-	-	1,637,444
Total	22,105,622	-	-	22,105,622

*Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities in included for this reporting period.  The Funds did hold any derivative instruments during the reporting period.

The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period.  There were no significant transfers between any levels for the period ended February 29, 2012.

Cloud Capital Funds
Related Notes to the Schedules of Investments
February 29, 2012
(Unaudited)

At February 29, 2012, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Tax Cost	Unrealized	Unrealized	Net Unrealized
Fund Name	of Securities	Appreciation	Depreciation	Appreciation
Cloud Capital Strategic Large Cap Fund	$35,912,595	$4,364,359	$(322,635)	$4,041,724
Cloud Capital Strategic Mid Cap Fund	19,075,965	3,326,475	(296,818)	3,029,657
The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of April 26, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  ____Valued Advisers Trust_______________

By       /s/ R. Jeffrey Young
       R. Jeffrey Young, President and Principal Executive Officer

Date    4/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By        /s/ R. Jeffrey Young
        R. Jeffrey Young, President and Principal Executive Officer

Date    4/26/12

By       /s/ William J. Murphy
          William J. Murphy, Treasurer and Principal Financial Officer

Date    4/26/12